UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21869

NexPoint Credit Strategies Fund

(formerly, Pyxis Credit Strategies Fund)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices) (Zip code)

Pyxis Capital, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 58.8%
AEROSPACE - 4.3%
	Delta Air Lines, Inc.
	2009 Term Loan,
1,945,375	4.25%, 03/07/16	1,947,807
	IAP Worldwide Services, Inc.
	Second Lien Term Loan,
2,209,671	13.50%, 06/28/13	1,712,495
	TransDigm, Inc.
	Tranche B-1 Term Loan,
4,202,307	4.00%, 02/14/17	4,231,198
	US Airways Group, Inc.
12,592,838	Term Loan, 2.72%, 03/21/14	12,356,723

		20,248,223

BROADCASTING - 11.6%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
1,381,834	9.00%, 10/03/12 (b) (c)	1,360,692
	Term Loan,
35,950,043	9.00%, 04/03/13 (b) (c)	35,400,007
	Cumulus Media Holdings, Inc.
	First Lien Term Loan,
7,933,585	5.75%, 09/17/18	7,994,753
	Second Lien Term Loan,
1,500,000	7.50%, 09/18/19	1,520,250
	Univision Communications, Inc.
	Extended First Lien Term
8,322,415	Loan, 4.47%, 03/31/17	8,239,191

		54,514,893

CABLE/WIRELESS VIDEO - 0.2%
	Broadstripe, LLC
9,272,650	First Lien Term Loan (b) (d)	989,392
912,148	Revolver (b) (d)	97,326

		1,086,718

CHEMICALS - 4.4%
	Ineos US Finance LLC
	Cash Dollar Term Loan,
11,452,475	6.50%, 05/04/18 (e)	11,588,473
	Momentive Performance
	Materials
	Tranche B-3 Term Loan,
2,988,741	3.75%, 05/05/15	2,901,559
	W.R. Grace & Co.
1,597,107	5 Year Revolver (d)	3,098,395
1,597,107	Revolving Credit Loan (d)	3,098,395

		20,686,822

DIVERSIFIED MEDIA - 2.7%
	Cengage Learning Acquisitions, Inc.
4,000,945	Term Loan, 2.47%, 07/03/14	3,828,425
	Tranche 1 Incremental Term
997,396	Loan, 7.50%, 07/03/14	990,748

Principal Amount ($)		Value ($)
DIVERSIFIED MEDIA (continued)
	Tranche B Term Loan
	(Extending),
6,999,657	5.72%, 07/05/17	6,406,856
	Endurance Business Media, Inc.
3,421,168	Term Loan, 6.50%, 12/14/14	684,234
	FoxCo Acquisition Sub, LLC
	Initial Term Loan, 5.50%,
1,000,000	07/14/17 (e)	1,009,060

		12,919,323

ENERGY - 4.7%
	Alon USA Energy, Inc.
	Edington Facility,
208,333	2.47%, 08/05/13	207,162
	Paramount Facility,
1,666,667	2.47%, 08/05/13	1,657,292
	PL Propylene LLC
	Tranche B Term Loan, 7.00%,
16,360,923	03/27/17	16,626,788
	Walter Energy, Inc.
	B Term Loan, 4.00%,
3,406,925	04/02/18 (e)	3,399,481

		21,890,723

FINANCIAL - 0.3%
	Nuveen Investments, Inc.
	Additional Extended First-Lien
	Term Loan, 5.90%,
1,250,000	05/13/17 (e)	1,245,313

FOOD/TOBACCO - 1.0%
	Dean Foods Co.
	2016 Tranche B Term Loan,
982,412	3.22%, 04/02/16	980,776
	OSI Restaurant Partners, LLC
	Pre-Funded RC Loan,
331,476	0.67%, 06/14/13	330,254
	Term Loan,
3,329,922	2.50%, 06/14/14	3,317,652

		4,628,682

GAMING/LEISURE - 1.7%
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit-
3,937,249	Linked Deposit (d)	113,196
	First Lien Tranche B Term
8,438,203	Loan (d)	242,598
	Harrah’s Las Vegas Propco, LLC
3,000,000	Senior Loan, 3.23%, 02/13/13	2,400,615
	LLV Holdco, LLC
	Exit Revolving Loan, 5.00%,
6,889,849	12/31/12 (b) (c) (f)	5,117,780
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan (d)	35,000

		7,909,189

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE - 2.5%
	Kinetic Concepts, Inc.
	Dollar Term B-1 Loan, 7.00%,
6,457,469	05/04/18	6,560,401
	Select Medical Corp.
	Series A Tranche B Term
4,738,125	Loan, 5.50%, 06/01/18	4,755,893
	Universal Health Services, Inc.
	Tranche B Term Loan 2011,
505,695	3.75%, 11/15/16	508,097

		11,824,391

HOUSING - 0.1%
	LBREP/L-Suncal Master I, LLC
2,800,947	First Lien Term Loan (b) (d)	346,757

INFORMATION TECHNOLOGY - 6.8%
	Avaya Inc.
	Term Loan B-3, 4.93%,
6,188,958	10/26/17 (e)	5,666,362
	Kronos, Inc.
	Second Lien Tranche B-1
	Term Loan,
4,000,000	9.36%, 06/11/18	4,105,000
	Tranche C Term Loan,
4,962,500	6.25%, 12/28/17	4,999,719
	Novell, Inc.
	First Lien Term Facility,
4,906,250	7.25%, 11/22/17	4,956,858
	Vertafore, Inc.
	First Lien Term Loan,
7,419,926	5.25%, 07/29/16	7,447,751
	Second Lien Term Loan,
5,000,000	9.75%, 10/29/17	5,025,000

		32,200,690

MANUFACTURING - 0.5%
	Tomkins, LLC / Tomkins, Inc.
	Term Loan B-1, 4.25%,
2,273,302	09/29/16	2,286,555

RETAIL - 4.7%
	Burlington Coat Factory
	Warehouse Corp.
	Term B-1 Loan, 5.50%,
3,971,844	02/23/17	4,022,107
	Collective Brands Finance, Inc.
	Initial Term Loan,
4,000,000	10/09/19 (e)	4,015,020
	Guitar Center, Inc.
	Extended Term Loan,
10,334,043	5.62%, 04/09/17	9,941,349
	J. Crew Group, Inc.
3,885,101	Term Loan, 4.75%, 03/07/18	3,882,323

		21,860,799

SERVICE - 7.0%
	Coinmach Service Corp.
1,994,764	Term Loan, 11/14/14 (e)	1,934,931
	EnergySolutions, LLC
9,250,000	Term Loan, 6.25%, 08/15/16	8,966,765

Principal Amount ($)		Value ($)
SERVICE (continued)
	First Data Corp.
	2017 Dollar Term Loan,
3,003,844	5.22%, 03/24/17	2,969,675
	2018 B Term Loan,
2,000,000	09/30/18 (e)	1,969,160
	2018 Dollar Term Loan,
7,500,000	4.22%, 03/23/18	7,154,663
	Sabre, Inc.
	Extended Term Loan, 5.97%,
10,126,364	09/30/17	10,076,998

		33,072,192

TELECOMMUNICATIONS - 1.4%
	MetroPCS Wireless, Inc.
	Tranche B-3 Term Loan,
2,984,836	4.00%, 03/19/18	2,994,163
	U.S. Telepacific Corp.
	Term Loan Advance, 5.75%,
3,600,894	02/23/17	3,537,879

		6,532,042

TRANSPORTATION - AUTOMOTIVE - 0.2%
	Key Safety Systems, Inc.
	First Lien Term Loan, 2.58%,
1,163,426	03/08/14	1,158,092

TRANSPORTATION - LAND TRANSPORTATION - 1.3%
	YRCW Receivables LLC
	Term B Loan, 11.25%,
5,984,887	09/30/14	5,928,808

UTILITY - 3.4%
	ADS Waste Holding, Inc.
1,000,000	Term Loan B, 09/25/19 (e)	1,007,190
	GBGH, LLC
1,982,379	First Lien Term Loan (b) (d)	172,467
	Texas Competitive Electric
	Holdings Company, LLC
	Extended Term Loan 2017
21,329,417	Term Loan, 4.76%, 10/10/17	14,728,069

		15,907,726

	Total US Senior Loans
	(Cost $303,386,068)	276,247,938

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 4.7%

CANADA - 2.8%
USD
	Tervita Corp.
	Series A Term Loan,
2,481,250	6.50%, 11/14/14	2,499,872
	Term Loan,
9,770,669	3.22%, 11/14/14	9,683,417

See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)

CANADA USD (continued)
	Valeant Pharmaceuticals
	International, Inc.
1,000,000	New Term Loan B, 09/27/19 (e)	1,002,750

		13,186,039

GERMANY - 1.3%
USD
	Schaeffler AG
5,845,000	Facility C2, 6.00%, 01/27/17	5,921,745

IRELAND - 0.6%
USD
	SSI Investments II Ltd.
2,925,089	Term Loan, 6.50%, 05/26/17	2,959,824

UNITED KINGDOM - —%
GBP
	Henson No 4 Limited
1,054,461	Facility B (b) (d)	81,982
1,055,427	Facility C (b) (d)	81,418

		163,400

	Total Foreign Denominated or
	Domiciled Senior Loans
	(Cost $23,795,946)	22,231,008

Principal Amount ($)
US Denominated Asset-Backed Securities (g) - 10.6%
	ABCLO, Ltd.
	Series 2007-1A, Class C,
2,000,000	2.31%, 04/15/21 (h)	1,516,792
	ACA CLO, Ltd.
	Series 2006-2A, Class B,
4,000,000	1.18%, 01/20/21 (h)	3,180,000
	Series 2007-1A, Class D,
2,000,000	2.81%, 06/15/22 (h)	1,510,000
	AIRLIE CLO, Ltd.
	Series 2006-1A, Class C,
1,000,000	2.08%, 05/20/20 (h)	836,875
	Babson CLO, Ltd.
	Series 2007-2A, Class D,
1,000,000	2.16%, 04/15/21 (h)	745,000
	Bluemountain CLO, Ltd.
	Series 2007-3A, Class D,
1,000,000	1.79%, 03/17/21 (h)	722,808
	Cent CDO, Ltd.
	Series 2007-15A, Class C,
2,000,000	2.66%, 03/11/21 (h)	1,493,140
	Columbus Nova CLO, Ltd.
	Series 2007-1A, Class D,
2,000,000	1.79%, 05/16/19 (h)	1,480,000
	Commercial Industrial Finance Corp.
	Series 2006-1BA, Class B2L,
1,000,000	4.37%, 12/22/20	747,450

Principal Amount ($)		Value ($)
	Series 2006-2A, Class B2L,
962,970	4.42%, 03/01/21 (h)	727,909
	Cornerstone CLO, Ltd.
	Series 2007-1A, Class C,
2,500,000	2.86%, 07/15/21 (h)	1,862,750
	Goldman Sachs Asset
	Management CLO PLC
	Series 2007-1A, Class D,
4,000,000	3.19%, 08/01/22 (h)	3,180,000
	Series 2007-1A, Class E,
847,661	5.44%, 08/01/22 (h)	678,129
	Greywolf CLO, Ltd
	Series 2007-1A, Class D,
1,000,000	1.93%, 02/18/21 (h)	742,650
	Series 2007-1A, Class E,
814,466	4.38%, 02/18/21 (h)	643,428
	GSC Partners CDO Fund, Ltd.
	Series 2007-8A, Class C,
3,000,000	1.93%, 04/17/21 (h)	2,031,690
	Hillmark Funding
	Series 2006-1A, Class C,
2,000,000	2.13%, 05/21/21 (h)	1,417,534
	Series 2006-1A, Class D,
612,103	4.03%, 05/21/21 (h)	425,289
	Inwood Park CDO, Ltd.
	Series 2006-1A, Class C,
1,000,000	1.16%, 01/20/21 (h)	780,000
	Series 2006-1A, Class D,
1,000,000	1.86%, 01/20/21 (h)	730,000
	Limerock CLO
	Series 2007-1A, Class D,
2,000,000	3.80%, 04/24/23 (h)	1,272,000
	Madison Park Funding Ltd.
	Series 2007-5A, Class D,
1,500,000	3.93%, 02/26/21 (h)	1,102,860
	Marquette US/European CLO,
	PLC
	Series 2006-1A, Class D1,
1,000,000	2.21%, 07/15/20 (h)	617,767
	Navigator CDO, Ltd.
	Series 2006-2A, Class D,
835,038	3.88%, 09/20/20 (h)	613,920
	Ocean Trails CLO
	Series 2006-1A, Class D,
1,000,000	4.21%, 10/12/20 (h)	716,850
	Series 2007-2A, Class C,
2,500,000	2.81%, 06/27/22 (h)	1,830,000
	PPM Grayhawk CLO, Ltd.
	Series 2007-1A, Class C,
1,000,000	1.86%, 04/18/21 (h)	681,503
	Series 2007-1A, Class D,
826,734	4.06%, 04/18/21 (h)	601,738
	Primus CLO, Ltd.
	Series 2007-2A, Class D,
5,000,000	2.86%, 07/15/21 (h)	3,350,000
	Series 2007-2A, Class E,
1,889,756	5.21%, 07/15/21 (h)	1,204,719
	Rampart CLO, Ltd.
	Series 2006-1A, Class C,
4,000,000	1.91%, 04/19/21 (h)	2,954,000
	St. James River CLO, Ltd.
	Series 2007-1A, Class E,
2,287,217	4.71%, 06/11/21 (h)	1,715,413
	Stanfield Daytona CLO, Ltd.
	Series 2007-1A, Class B1L,
1,200,000	1.80%, 04/27/21 (h)	871,800

See accompanying Notes to Investment Portfolio.

3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
US Denominated Asset-Backed Securities (continued)
	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B1L,
4,000,000	2.83%, 02/27/21 (h)	3,068,400
	Stone Tower CLO, Ltd.
	Series 2007-6A, Class C,
2,000,000	1.81%, 04/17/21 (h)	1,410,000
	Venture CDO, Ltd.
	Series 2007-9A, Class D,
2,000,000	4.61%, 10/12/21 (h)	1,665,000
	Westbrook CLO, Ltd.
	Series 2006-1A, Class D,
1,000,000	2.08%, 12/20/20 (h)	778,350

	Total US Denominated Asset- Backed Securities
	(Cost $47,778,609)	49,905,764

Foreign Denominated Asset-Backed Securities (g) - 1.0%

Principal Amount
IRELAND - 1.0%
USD
	Static Loan Funding
	Series 2007-1X, Class D,
2,000,000	5.20%, 07/31/17	2,238,518
	Series 2007-1X, Class E,
2,000,000	7.70%, 07/31/17	2,264,248

	Total Foreign Denominated Asset-Backed Securities
	(Cost $5,732,789)	4,502,766

Principal Amount ($)
Corporate Notes and Bonds - 29.8%
CHEMICALS - 5.7%
	Momentive Performance Materials, Inc.
21,025,000	9.00%, 01/15/21	15,348,250
3,000,000	10.00%, 10/15/20 (h)	3,037,500
	TPC Group LLC
8,000,000	8.25%, 10/01/17	8,680,000

		27,065,750

DIVERSIFIED MEDIA - 4.0%
	Baker & Taylor, Inc.
4,300,000	11.50%, 07/01/13 (h)	4,321,500
	Cengage Learning Acquisitions, Inc.
9,000,000	11.50%, 04/15/20 (h)	9,675,000
5,225,000	12.00%, 06/30/19 (h)	4,859,250

		18,855,750

ENERGY - 2.7%
	Calumet Specialty Products Partners LP
2,785,000	9.38%, 05/01/19 (h)	3,007,800
300,000	9.63%, 08/01/20 (h)	324,750

Principal Amount ($)		Value ($)
ENERGY (continued)
	Northern Tier Energy LLC
3,592,000	10.50%, 12/01/17 (h)	3,951,200
	Penn Virginia Corp.
1,000,000	7.25%, 04/15/19	935,000
	Venoco, Inc.
5,000,000	8.88%, 02/15/19	4,375,000

		12,593,750

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16	4,250,000

FOREST PRODUCTS/CONTAINERS - 0.0%
411,668	NewPage Holding Corp. (d)	3,529

HEALTHCARE - 3.8%
	Azithromycin Royalty Sub
13,416,983	LLC (d) (h)	9,391,888
	Celtic Pharma Phinco
64,515,064	B.V. (b) (d) (h)	8,283,734
	Celtic Pharma Phinco
14,637,475	B.V. (d) (h)	—
	Pharma IV (Eszopiclone)
393,512	12.00%, 06/30/14 (h)	393,512

		18,069,134

HOUSING - 5.1%
	Realogy Corp.
23,000,000	12.38%, 04/15/15	23,805,000

INFORMATION TECHNOLOGY - 3.2%
	Avaya, Inc.
12,500,000	7.00%, 04/01/19 (h)	11,687,500
	CommScope, Inc.
3,000,000	8.25%, 01/15/19 (h)	3,255,000
	New Holding, Inc.
357,689	15.00%, 03/12/13 (b)	105,196

		15,047,696

SERVICE - 1.5%
	Sabre, Inc.
4,500,000	8.50%, 05/15/19 (h)	4,635,000
	Travelport LLC
3,000,000	9.88%, 09/01/14	2,415,000

		7,050,000

TELECOMMUNICATIONS - 0.8%
	Digicel, Ltd.
500,000	7.00%, 02/15/20 (h)	515,000
	MetroPCS Wireless, Inc.
3,000,000	6.63%, 11/15/20	3,153,750

		3,668,750

TRANSPORTATION - 1.6%
	Visteon Corp.
7,000,000	6.75%, 04/15/19	7,385,000

TRANSPORTATION - AUTOMOTIVE - 0.0%
3,933,000	DPH Holdings Corp (d)	29,498
3,750,000	DPH Holdings Corp (d)	28,125

See accompanying Notes to Investment Portfolio.

4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)
TRANSPORTATION - AUTOMOTIVE (continued)
8,334,000	DPH Holdings Corp (d) (i)	62,505

		120,128

UTILITY - 0.5%
	Texas Competitive Electric Holdings Co. LLC
3,000,000	11.50%, 10/01/20 (h)	2,362,500

	Total Corporate Notes and Bonds
	(Cost $200,519,192)	140,276,987

Principal Amount
Foreign Corporate Notes and Bonds - 4.7%
FINLAND - 0.2%
USD
	Nokia Corp.
1,000,000	5.38%, 05/15/19	842,500

UNITED KINGDOM - 1.5%
EUR
	Ineos Group Holdings Ltd.
6,000,000	7.88%, 02/15/16 (h)	7,197,993

UNITED KINGDOM - 2.4%
USD
	Ineos Finance PLC
5,325,000	8.38%, 02/15/19 (h)	5,624,531
5,500,000	7.50%, 05/01/20 (h)	5,610,000

		11,234,531

UNITED STATES - 0.6%
EUR
	Momentive Performance Materials, Inc.
3,000,000	9.50%, 01/15/21	2,856,040

	Total Foreign Corporate Notes and Bonds
	(Cost $21,073,935)	22,131,064

Principal Amount ($)
Claims (j) - 0.0%
OTHER - 0.0%
750,183	Hillcrest IV	—

	Total Claims
	(Cost $750,183)	—

Shares
Common Stocks - 29.1%
BROADCASTING - 5.4%
	Communications Corp. of
2,010,616	America (b) (c) (j)	—

Shares		Value ($)
BROADCASTING (continued)
	Young Broadcasting Holding Co.,
6,906	Inc., Class A (j)	25,552,200

		25,552,200

CONSUMER DISCRETIONARY - 4.2%
338,800	Best Buy Co, Inc.	5,823,972
98,400	Garmin Ltd.	4,107,216
41,040	NIKE, Inc., Class B	3,895,106
518,150	Staples, Inc.	5,969,088

		19,795,382

CONSUMER STAPLES - 0.6%
66,850	Dr Pepper Snapple Group, Inc.	2,976,831

DIVERSIFIED MEDIA - 2.9%
1,000,000	Adelphia Recovery Trust	100
46,601	American Banknote Corp. (b) (j)	396,575
55,500	DIRECTV (j)	2,911,530
6,480	Endurance Business Media, Inc., Class A (j)	71,278
45,168	Fairpoint Communications, Inc. (j)	341,470
18,000	Gray Television, Inc., Class A (j)	36,000
308,875	Metro-Goldwyn-Mayer, Inc., Class A (j)	9,922,609

		13,679,562

FINANCIAL - 1.9%
35,400	Ameriprise Financial, Inc.	2,006,826
53,400	Chubb Corp.	4,073,352
57,600	Torchmark Corp	2,957,760

		9,037,938

GAMING/LEISURE - 0.0%
	LLV Holdco, LLC - Litigation
13	Trust Units (b) (c) (j)	—
	LLV Holdco, LLC - Series A
26,712	Membership Interest (b) (c) (j)	—
	LLV Holdco, LLC - Series B
144	Membership Interest (b) (c) (j)	—

		—

HEALTHCARE - 9.7%
159,000	Akorn, Inc. (j)	2,101,980
24,000,000	Genesys Ventures IA, LP (b) (c) (j)	40,080,000
126,900	Molina Healthcare, Inc. (j)	3,191,535

		45,373,515

HOUSING - 0.2%
368,150	Westgate Investments LLC (b) (j)	854,108

INFORMATION TECHNOLOGY - 0.8%
4,079	Magnachip Semiconductor Corp. (j)	48,131
130,700	Microsoft Corp.	3,892,246
9,342	New Holding, Inc. (b) (j)	—

		3,940,377

See accompanying Notes to Investment Portfolio.

5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

Shares		Value ($)
Common Stocks (continued)
MATERIALS - 0.2%
24,000	TPC Group, Inc. (j)	979,440

REAL ESTATE INVESTMENT TRUST - 0.9%
260,625	Spirit Realty Capital, Inc. (j)	4,039,688

SERVICE - 0.7%
200,964	Safety-Kleen Systems, Inc. (b) (j)	3,255,622

TELECOMMUNICATION SERVICES - 1.1%
421,000	MetroPCS Communications, Inc. (j)	4,929,910

UTILITY - 0.0%
81,194	Entegra TC LLC (j)	30,448
3,973	GBGH, LLC (b) (j)	—
392	GBGH, LLC (b)	—

		30,448

WIRELESS COMMUNICATIONS - 0.5%
2,260,529	Pendrell Corp. (j)	2,554,398

	Total Common Stocks
	(Cost $252,143,002)	136,999,419

Units
Warrants (j) - 0.3%
1,271	GBGH LLC, expires 06/09/14 (b)	—
	IAP Worldwide Services, Inc.,
49,317	Series A, expires 06/12/15 (b)	—
	IAP Worldwide Services, Inc.,
14,444	Series B, expires 06/12/15 (b)	—
	IAP Worldwide Services, Inc.,
7,312	Series C, expires 06/12/15 (b)	—
	LLV Holdco, LLC, Series C,
602	expires 07/15/15 (b) (c)	—
	LLV Holdco, LLC, Series D,
828	expires 07/15/15 (b) (c)	—
	LLV Holdco, LLC, Series E,
925	expires 07/15/15 (b) (c)	—
	LLV Holdco, LLC, Series F,
1,041	expires 07/15/15 (b) (c)	—
	LLV Holdco, LLC, Series G,
1,179	expires 07/15/15 (b) (c)	—
	Microvision, Inc., expires
80,472	07/23/13	3,219
	Young Broadcasting Holding Co.,
422	Inc., expires 12/24/24	1,561,400

	Total Warrants
	(Cost $840,742)	1,564,619

Shares		Value ($)
Registered Investment Company - 1.3%
	Federated Prime Obligations
5,922,043	Fund	5,922,043

	Total Registered Investment Company
	(Cost $5,922,043)	5,922,043

Total Investments - 140.3%		659,781,608

(Cost of $861,942,509) (k)

CONTRACTS
Written Call Options - (0.2)%
FINANCIAL - 0.2%
	Proshares Ultra Russell 2000 Strike Price $43.00,
4,350	Expiration 10/20/12	(1,000,500)

	Total Written Call Options
	(Proceeds $1,377,342)	(1,000,500)

Written Put Options - (0.6)%
CONSUMER DISCRETIONARY - 0.1%
	Staples, Inc. Strike Price $12.00,
3,600	Expiration 10/20/12	(255,600)

FINANCIAL - 0.5%
	Aflac, Inc. Strike Price $47.00,
2,350	Expiration 10/20/12	(136,300)
	American Express Co. Strike Price $60.00,
5,765	Expiration 10/20/12	(2,017,750)
	Chubb Corp. Strike Price $75.00,
1,400	Expiration 10/20/12	(58,800)

		(2,212,850)

	Total Written Put Options
	(Proceeds $3,035,495)	(2,468,450)

	Total Written Options
	(Proceeds $4,412,837)	(3,468,950)

Other Assets & Liabilities, Net - (39.5)%		(185,995,894)

Net Assets applicable to Common Shareholders - 100.0%		470,316,764

See accompanying Notes to Investment Portfolio.

6

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2012	NexPoint Credit Strategies Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London InterBank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2012. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $96,623,056, or 20.54% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2012.
(c)	Affiliated issuer. See Notes to Investment Portfolio
(d)	The issuer is in default of its payment obligation. Income is not being accrued.
(e)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(f)	Fixed rate senior loan.
(g)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2012.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2012, these securities amounted to $137,291,972 or 29.19% of net assets.
(i)	Securities (or a portion of securities) on loan. As of September 30, 2012, the market value of securities loaned was $2,483. The loaned securities were secured with cash collateral of $19,860.
(j)	Non-income producing security.
(k)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$39,433,824
Gross unrealized depreciation	(241,594,725)

Net unrealized depreciation	$(202,160,901)

EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind
PNC	PNC Financial Services

Foreign Denominated or Denomiciled Senior Loans,

Foreign Denominated Asset Backed Securities

and Foreign Corportate Notes & Bonds

Industry Concentration Table:

(% of Net Assets)

Chemicals	4.5%
Service	2.6%
Transportation – Automotive	1.3%
Financial	1.0%
Information Technology	0.6%
Healthcare	0.2%
Telecommunications	0.2%

Total	10.4%

Transactions in written options for the period ended September 30, 2012 were as follows:

	Number of Contracts	Premium
Outstanding, June 30, 2012	$—	$—
Call Options Written	8,700	1,845,656
Put Options Written	20,730	5,266,310
Call Options Closed	(4,350)	(468,314)
Put Options Closed	(7,615)	(2,230,815)

Outstanding, September 30, 2012	$17,465	$4,412,837

Forward foreign currency contracts outstanding as of September 30, 2012 were as follows:

Contracts to Buy or to Sell	Currency	Counter- party	Principal Amount Covered by Contracts	Expiration	Net Unrealized (Depreciation)
Sell	EUR	PNC	10,715,000	02/01/13	(622,591)

					$(622,591)

See accompanying Notes to Investment Portfolio.

7

NOTES TO INVESTMENT PORTFOLIO As of September 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

Security Valuation

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Pyxis Capital, L.P. has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Options:

The Fund may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both. If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.

Forward Foreign Currency Contracts

In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. As of September 30, 2012, the open value of the Fund’s forward foreign currency contracts were EUR 10,715,000 and during the nine months ended September 30, 2012, the closed notional value were GBP 5,900,000 and EUR 33,464,500.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

As of September 30, 2012, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used value the Fund’s assets as of September 30, 2012 are as follows:

Investments	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets
Common Stocks
Broadcasting	$25,552,200	$—	$25,552,200	$—
Consumer Discretionary	19,795,382	19,795,382	—	—
Consumer Staples	2,976,831	2,976,831	—	—
Diversified Media	13,679,562	3,289,100	9,993,887	396,575
Financial	9,037,938	9,037,938	—	—
Healthcare	45,373,515	5,293,515	—	40,080,000
Housing	854,108	—	—	854,108
Information Technology	3,940,377	3,940,377	—	—
Materials	979,440	979,440	—	—
Real Estate Investment Trusts	4,039,688	4,039,688	—	—
Service	3,255,622	—	—	3,255,622
Telecommunication Services	4,929,910	4,929,910	—	—
Utility	30,448	—	—	30,448
Wireless Communication	2,554,398	2,554,398	—	—
Warrants	1,564,619	3,219	1,561,400	—
Registered Investment Company	5,922,043	5,922,043	—	—
Debt
Senior Loans	298,478,946	—	243,899,005	54,579,941
Asset—Backed Securities	54,408,530	—	9,291,251	45,117,279
Corporate Debt	162,408,051	—	144,113,594	18,294,457

Total Assets	659,781,608	62,761,841	434,411,337	162,608,430

Liabilities
Derivatives
Equity Price Risk	(3,468,950)	(3,468,950)	—	—
Foreign Currency Risk	(622,591)	—	(622,591)	—
Total Liabilities	(4,091,541)	(3,468,950)	(622,591)	—

Total	$655,690,067	$59,292,891	$433,788,746	$162,608,430

The Fund did not have any liabilities that were measured at fair value or Level 3 at September 30, 2012.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the nine months ended September 30, 2012.

Assets of Fair Value using unobservable inputs (Level 3)	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3	Net amortization/ (accretion) of premium/ (discount)	Net realized gains/ (losses)	Net unrealized gains/(losses)	Net Purchases *	Net Sales *	Balance at September 30, 2012
Common Stocks
Broadcasting	627,000	$—	$(25,552,200)	$—	$83,694	$4,971,456	$20,081,250	$(211,200)	$—
Diversified Media	7,048,339	—	(9,993,887)	—	—	3,342,094	—	29	396,575
Metals/Minerals	993,326	—	—	—	527,729	(557,083)	—	(963,972)	—
Gaming/Leisure	2,655,220	—	—	—	—	(2,655,220)	—	—	—
Healthcare	41,040,000	—	—	—	—	(960,000)	—	—	40,080,000
Housing	853,312	—	—	—	—	(48,954)	49,750	—	854,108
Service	2,562,295	—	—	—	—	693,327	—	—	3,255,622
Utility	30,448	—	—	—	—	—	—	—	30,448
Preferred Stocks	3,830,442	—	—	—	(9,290,170)	9,959,728	—	(4,500,000)	—
Claims	—	—	—	—	—	(419,652)	419,761	(109)	—
Warrants	2,169,253	—	(1,561,400)	—	228,851	(259,204)	—	(577,500)	—
Debt
Senior Loans	95,912,547	9,857,092	(15,287,811)	906,364	966,559	(595,377)	2,565,275	(39,744,708)	54,579,941
Asset-Backed
Securities	47,161,140	—	(9,291,251)	(88,239)	153,739	8,505,615	—	(1,323,725)	45,117,279
Corporate Debt	31,025,478	—	—	41,912	40,535	(12,285,176)	—	(528,292)	18,294,457

Total	$235,908,800	$9,857,092	$(61,686,549)	$860,037	$(7,289,063)	$9,691,554	$23,116,036	$(47,849,477)	$162,608,430

*	includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.

For the nine months ended September 30, 2012, there were no transfers between Level 1 to Level 2.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2012, a net amount of $9,857,092 of the Fund’s portfolio investments were transferred to Level 3 from Level 2, an net amount of $(61,686,549) if the Fund’s portfolio investments were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund and Category	Ending Balance at 9/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$117,991,677	Third-Party Pricing Vendor		61.78 - 100
		Liquidation Analysis	Discount Rate	0.13% - 25%
			A/R Recovery Assumption	45%
		Debt - Loan Spread	Comparable Weighted Average DM	4.76% - 6.5%
			Weighted Comparables	10% - 40%
			Spread on Weighted Avg DM	3%

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

Fund and Category	Ending Balance at 9/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund - (continued)
		Recovery Analysis	Discount Rate	15%
		Multiple Analysis	Liquidity Discount	28%
		Expected Sale Proceeds	Discount Rate	15%
Common Stocks	44,616,753	Third-Party Pricing Vendor		0.38
		Multiples Analysis	Discount Rate	25%
		Fair Valuation - Multiple Scenarios	Discount Rate	26%
			Scenario Probabilities	25%

Total	$162,608,430

The significant unobservable inputs used in the fair value measurements of the Fund’s debt investments are discount rates, scenario probabilities, assumed accrued interest, and LTM multiples. Significant increases or decreases in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in a fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Financial Instruments:

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund discloses: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair values of derivative instruments have the following risk exposure at September 30, 2012:

Fair Value
	Asset	Liability
Risk Exposure	Derivatives	Derivatives
Credit Strategies Fund
Equity Price Risk	$1,564,619	$4,091,541
Foreign Currency Risk	—	(622,591)

For the period ended September 30, 2012, each Fund’s average volume of derivatives is as follows:

Derivatives	Credit Strategies Fund
Warrants (Units)	$298,683
Written Options
(Contracts)	4,366
Forward Contracts Sold
(Appreciation)	253,540

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2012 (unaudited)	NexPoint Credit Strategies Fund

Affiliated Issuers:

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2012:

	Par Value at	Shares at	Market Value
	September 30, 2012	September 30, 2012	December 2011	September 2012
ComCorp Broadcasting, Inc. (Senior Loans)*	$37,331,877	—	$37,232,080	$36,760,699
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	41,040,000	40,080,000
LLV Holdco, LLC (Senior Loans)	6,889,849	—	6,363,641	5,117,780
LLV Holdco, LLC – Series A Membership Interest (Common Stock)	—	26,712	2,640,973	—
LLV Holdco, LLC – Series B Membership Interest (Common Stock)	—	144	14,247	—
LLV Holdco, LLC – Litigation Trust Units (Common Stock)	—	13	—	—
LLV Holdco, LLC – Series C Membership Interest (Warrants)	—	602	—	—
LLV Holdco, LLC – Series D Membership Interest (Warrants)	—	828	—	—
LLV Holdco, LLC – Series E Membership Interest (Warrants)	—	925	—	—
LLV Holdco, LLC – Series F Membership Interest (Warrants)	—	1,041	—	—
LLV Holdco, LLC – Series G Membership Interest (Warrants)	—	1,179	—	—

	$44,221,726	26,042,060	$87,290,941	$81,958,479

*	Company is a wholly owned subsidiary of Communications Corp. of America.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    NexPoint Credit Strategies Fund (formerly, Pyxis Credit Strategies Fund)

By (Signature and Title)*        /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date        11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Ethan Powell

Ethan Powell, Executive Vice President and Principal Executive Officer

(principal executive officer)

Date        11/27/12

By (Signature and Title)*        /s/ Brian Mitts

Brian Mitts, Chief Financial Officer and Treasurer

(principal financial officer)

Date        11/27/12

*	Print the name and title of each signing officer under his or her signature.